CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
CURRENT LIABILITIES
CURRENT LIABILITIES
10. CURRENT LIABILITIES
Deferred Revenue
Deferred revenue relates to prepaid and unearned revenue received from tenants and fluctuates with the timing of rental receipts.
Bank Indebtedness
On February 1, 2018, the Trust entered into an unsecured revolving credit facility in the amount of $500.0 million that is available by way of Canadian dollar, US dollar or Euro denominated loans or letters of credit and matures on February 1, 2023. The Trust has the option to extend the maturity date by one year to February 1, 2024 subject to the agreement of lenders in respect of a minimum of 66 2/3% of the aggregate amount committed under the facility. The credit facility provides the Trust with the ability to increase the amount of the commitment by an additional aggregate principal amount of up to $100.0 million with the consent of the participating lenders. As at December 31, 2020, the Trust had no amounts drawn (2019 — nil) from the credit facility and $1.0 million (2019 — $1.0 million) in letters of credit issued against the facility.
Accounts Payable and Accrued Liabilities

As at December 31,	2020	2019
Accounts payable	$9,876	$6,840
Tenant security deposits	6,793	3,978
Employee unit-based compensation	7,118	5,586
Trustee/director unit-based compensation	5,219	3,301
Accrued salaries, incentives and benefits	5,783	5,416
Accrued interest payable	7,956	6,507
Accrued construction payable	6,285	5,933
Accrued professional fees	2,620	3,822
Accrued property operating costs	8,878	6,376
Accrual associated with a property disposal (note 7)	—	1,944
Other accrued liabilities	669	480
	$61,197	$50,183
In connection with the disposal of a property in South Carolina in September 2018, Granite retained an obligation to make certain repairs to the building. Accordingly, a liability was recorded at the time the property was disposed of, as determined using a third-party report. On July 22, 2020 in conjunction with the receipt of the proceeds receivable for this property disposal (note 7), Granite settled the obligation of $2.0 million in cash for $1.6 million.